Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Reserves

	Note	December 31	December 31
(in thousands)		2023	2022

Reserves

Share purchase warrants	19.1	$-	$83,077

Share purchase options	19.2	22,907	22,578

Restricted share units	19.3	8,006	8,142

Long-term investment revaluation reserve, net of tax	19.4	(71,004)	(47,250)

Total reserves		$(40,091)	$66,547

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding at December 31, 2022	10,000,000	$ 43.75	1.00	$83,077
Expired	(10,000,000)	43.75	1.00	(83,077)

Warrants outstanding at December 31, 2023	-	$ 43.75	1.00	$-

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2023	2022

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$59.41	Cdn$60.00

Expected dividend yield	1.39%	1.32%

Expected volatility	30%	35%

Risk-free interest rate	3.40%	1.72%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$12.89	Cdn$13.84

Number of options issued during the period	316,580	283,440

Total fair value of options issued (000’s)	$2,972	$3,069

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2023:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$30.82	4,477	-	4,477	0.5 years

$31.85¹	18,310	-	18,310	1.2 years

$32.47¹	5,210	-	5,210	0.2 years

$32.93	121,210	-	121,210	0.2 years

$33.47	291,255	-	291,255	1.2 years

$49.86	156,693	79,873	236,566	4.2 years

$52.84¹	21,052	14,091	35,143	4.2 years

$57.23¹	-	45,820	45,820	6.2 years

$59.41	-	252,630	252,630	6.2 years

$60.00	73,578	148,556	222,134	5.2 years

$62.11¹	11,840	25,426	37,266	5.2 years

	703,625	566,396	1,270,021	3.7 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3226, being the Cdn$/US$ exchange rate at December 31, 2023.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2022 to December 31, 2023 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2022	1,705,497	Cdn$34.40

Granted (fair value - $3 million or Cdn$13.84 per option)	283,440	60.00

Exercised	(493,129)	28.76

Forfeited	(17,508)	53.73

At December 31, 2022	1,478,300	Cdn$41.37

Granted (fair value - $3 million or Cdn$12.89 per option)	316,580	59.41

Exercised	(488,922)	32.82

Forfeited	(35,937)	59.44

At December 31, 2023	1,270,021	Cdn$48.47

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2022 to December 31, 2023 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2022	350,058	$26.69

Granted (fair value - $4 million)	91,780	46.72

Released	(87,838)	28.85

Forfeited	(3,794)	39.95

At December 31, 2022	350,206	$31.25

Granted (fair value - $4 million)	93,990	43.35

Released	(119,827)	33.10

Forfeited	(8,033)	44.39

At December 31, 2023	316,336	$33.81

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2022 to December 31, 2023 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2022		$(65,475)	$(111)	$(65,586)

Unrealized gain (loss) on LTIs 1		21,052	(6,513)	14,539

Reallocate reserve to retained earnings upon disposal of LTIs 1	1 6	3,797	-	3,797

At December 31, 2022		$(40,626)	$(6,624)	$(47,250)

Unrealized gain (loss) on LTIs 1		(26,632)	3,719	(22,913)

Reallocate reserve to retained earnings upon disposal of LTIs 1		(841)	-	(841)

At December 31, 2023		$(68,099)	$(2,905)	$(71,004)

1)	LTIs refers to long-term investments in common shares held.